Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contigencies [Abstract]
Lease Obligations

Amount
Lease Obligations (Time Charters) for vessels to be delivered:
Year
December 31, 2020	2,107
December 31, 2021	19,511
December 31, 2022	25,076
December 31, 2023	25,076
December 31, 2024	25,144
December 31, 2025 and thereafter	204,198
Total	$301,112